Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related party transactions [abstract]
Schedule of Key Management Personnel Compensation

The Company has determined that key management personnel consists of members of the Company’s Board of Directors and corporate officers, including the Company’s Chief Executive Officer and Chief Financial Officer.

	For the year ended December 31,
	2017	2016
	$	$
Management fees	1,750,691	1,609,555
Consulting fees	-	30,570
Professional fees	187,000	-
Exploration and evaluation assets expenditures	353,520	521,957
Wages and salaries	43,633	92,110
Share-based compensation	2,228,191	755,153
	4,563,035	3,009,345